Loans And Leases - Summary of Contractual Aging of Loans in Past Due, by Class of Loans (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 92,249,000	$ 95,874,000
30-59 Days Past Due	341,000	239,000
60-89 Days Past Due	9,000	302,000
90 Days or more Past Due	803,000	2,972,000
Total Past Due	1,153,000	3,513,000
90 Days or more Past Due and Accruing
Total Loans	16,725,000	15,603,000
Commercial real estate, Total Loans	44,107,000	50,150,000
Consumer Real Estate	28,624,000	28,635,000
Consumer	3,456,000	5,231,000
Unearned interest and deferred fees	(133,000)	(122,000)
Net loans	93,401,845	99,387,344
Commercial and Other Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	16,693,000	15,515,000
30-59 Days Past Due	10,000	65,000
60-89 Days Past Due
90 Days or more Past Due	22,000	23,000
Total Past Due	32,000	88,000
90 Days or more Past Due and Accruing
Total Loans	16,725,000	15,603,000
Net loans	16,725,000	15,603,000
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	43,244,000	47,261,000
30-59 Days Past Due	159,000	31,000
60-89 Days Past Due
90 Days or more Past Due	704,000	2,858,000
Total Past Due	863,000	2,889,000
90 Days or more Past Due and Accruing
Commercial real estate, Total Loans	44,107,000	50,150,000
Net loans	44,107,000	50,150,000
Consumer Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	28,994,000	28,006,000
30-59 Days Past Due	168,000	139,000
60-89 Days Past Due	9,000	295,000
90 Days or more Past Due	76,000	85,000
Total Past Due	253,000	519,000
90 Days or more Past Due and Accruing
Consumer Real Estate	29,247,000	28,525,000
Net loans	29,247,000	28,635,000
Consumer Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	3,451,000	5,214,000
30-59 Days Past Due	4,000	4,000
60-89 Days Past Due		7,000
90 Days or more Past Due	1,000	6,000
Total Past Due	5,000	17,000
90 Days or more Past Due and Accruing
Consumer	3,456,000	5,231,000
Net loans	3,456,000	5,231,000
Unearned Interest and Deferred Fees [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	(133,000)	(122,000)
30-59 Days Past Due
60-89 Days Past Due
90 Days or more Past Due
Total Past Due
90 Days or more Past Due and Accruing
Unearned interest and deferred fees	(133,000)	(122,000)
Non Accrual Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	172,000	470,000
30-59 Days Past Due	286,000	108,000
60-89 Days Past Due	9,000	1,000
90 Days or more Past Due	803,000	2,972,000
Total Past Due	1,098,000	3,081,000
90 Days or more Past Due and Accruing
Total Loans	1,270,000	3,551,000
Non Accrual Loans [Member] | Commercial and Other Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	4,000	8,000
30-59 Days Past Due
60-89 Days Past Due
90 Days or more Past Due	22,000	23,000
Total Past Due	22,000	23,000
90 Days or more Past Due and Accruing
Total Loans	26,000	31,000
Non Accrual Loans [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	22,000	257,000
30-59 Days Past Due	159,000
60-89 Days Past Due
90 Days or more Past Due	704,000	2,858,000
Total Past Due	863,000	2,858,000
90 Days or more Past Due and Accruing
Total Loans	885,000	3,115,000
Non Accrual Loans [Member] | Consumer Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	146,000	195,000
30-59 Days Past Due	124,000	108,000
60-89 Days Past Due	9,000
90 Days or more Past Due	76,000	85,000
Total Past Due	209,000	193,000
90 Days or more Past Due and Accruing
Total Loans	355,000	388,000
Non Accrual Loans [Member] | Consumer Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current		10,000
30-59 Days Past Due	3,000
60-89 Days Past Due		1,000
90 Days or more Past Due	1,000	6,000
Total Past Due	4,000	7,000
90 Days or more Past Due and Accruing
Total Loans	4,000
Consumer		$ 17,000